Description of the Plan	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Description of the Plan
Description of the Plan

Note 1.       Description of the Plan

The following description of the SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan) provides only general information.  Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan sponsored by Citizens and Farmers Bank (the Bank or the Plan Sponsor), a wholly-owned subsidiary of C&F Financial Corporation (the Corporation), pursuant to the provisions of Section 401(k) of the Internal Revenue Code (Code).  The Plan was established for the benefit of substantially all employees of the Bank and its wholly owned subsidiaries, C&F Wealth Management and C&F Finance Company, electing to participate in the Plan.  Employees are eligible to participate in the Plan on the first day of the calendar month after completing one month of service and must be eighteen years old or older.  The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Compensation Committee of the Corporation’s Board of Directors is responsible for oversight of the Plan. The executive officers of the Plan Sponsor determine the appropriateness of the Plan’s investment offerings based upon input from their investment advisors, monitor investment performance and report to the Compensation Committee.

Contributions

Each year, participants may contribute from 1% to 95% of eligible compensation, as defined in the Plan.  Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Each new employee automatically becomes a participant in the Plan after satisfying the eligibility requirements and is deemed to have elected to make a pre-tax contribution of 2% of compensation unless an election is made for a different contribution amount or no contribution. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.  Participants direct the investment of their contributions into various investment options offered by the Plan.  The Bank matches 100% of the first 5% of compensation that a participant contributes to the Plan.  The Bank may also make a discretionary profit sharing contribution, determined annually by the Corporation’s Board of Directors.  This discretionary contribution is allocated in proportion to a participant’s eligible compensation in relation to the eligible compensation of all participants.  There were no discretionary profit sharing contributions approved by the Corporation’s Board of Directors during the Plan years ended December 31, 2025 and 2024. Contributions are subject to certain limitations as established by the Code.

The Plan also includes a qualified Roth 401(k) contribution feature whereby participants may elect to designate some or all of their elective deferral contributions as Roth 401(k) contributions.  Roth 401(k) contributions are made in after-tax dollars and the decision to characterize the deferral as a Roth 401(k) contribution is made at the time the contribution is made.  This decision is irrevocable.

Participants’ Accounts

Each participant’s account is credited with the participant’s contributions, the Bank’s matching contributions and allocations of the Bank’s discretionary contribution (if any), and Plan earnings (losses) (based upon each participant’s investment elections), and is charged with an allocation of administrative expenses. Forfeitures are used to reduce the contributions required to be made by the Bank. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are vested immediately in their own contributions plus actual earnings thereon.  Vesting in the portion of their accounts contributed by the Bank is based on years of vested service.  Participants vest 20% when credited with two years of vested service, and vesting then increases by 20% for each additional year of vested service until participants are 100% vested in the portion of their accounts contributed by the Bank, and earnings thereon, after six years of vested service.

Investment Options

Investment of all assets in the Plan is directed by individual participants.  Participants are given the option to direct account balances and all contributions made into various investment options consisting of managed, indexed or individual equity or fixed income funds.  Participants may choose to invest up to 20% (in increments of 1%) of their account balance and future contributions in the Corporation’s common stock (Employer Common Stock).  Participants may change their investment options daily.

Notes from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Maximum loan terms are limited to 30 years for the purchase of a primary residence or 5 years for all other purposes.  The loans are fully secured by the balance in the participant’s account and bear interest at 0.25% over the Bank’s prime rate at the time the loan is made, which rate will remain unchanged for the life of the loan.  Principal and interest is paid ratably through payroll deductions.

Payment of Benefits

With regard to traditional 401(k) pre-tax account balances, on termination of service due to death, disability, or retirement, a participant or beneficiary, as the case may be, may elect to receive a lump sum amount equal to the value of the participant’s vested interest in his or her account, periodic installments for a period of up to 10 years or a combination of both. A written election must be made by the participant or beneficiary, as the case may be, and filed with the administrator at least 30 days before the benefit payment date.  A vested account balance greater than $1,000, but not over $7,000, for a participant who has not reached age 65 at the time of termination of service will automatically be transferred or rolled over into an individual retirement account (IRA) selected by the Plan Trustee, unless the participant affirmatively elects to have the amount paid to an IRA that he or she selects or to another employer’s eligible retirement plan, or the participant affirmatively elects to receive the amount in cash, subject to applicable state and Federal tax withholding.  A vested account balance of $1,000 or less for a participant who has not reached age 65 or a vested account balance of $7,000 or less for a participant who has reached age 65 will automatically be distributed to the participant in cash, subject to applicable state and Federal income tax withholding, unless the participant affirmatively elects a rollover to an IRA that he or she selects or to another employer’s eligible retirement plan.

With regard to Roth 401(k) account balances, tax-free distributions can begin without penalty after the participant’s Roth 401(k) account has remained in the Plan for at least five years and the participant has reached age 59½.  A participant’s death or disability also qualifies for a tax-free distribution.  If a distribution is made prior to satisfying the five-year holding period and age 59½ and not as a result of death or disability, the earnings on the Roth 401(k) account become taxable and are subject to penalty.

Effective January 1, 2025, the Plan was restated to allow in-service distributions on all contributions upon attainment of age 59 ½.

Forfeited Accounts

As of December 31, 2025 and 2024, forfeited nonvested account balances totaled $66,081 and $134,665, respectively. Amounts used to reduce the contributions required to be made by the Bank in 2025 and 2024 were $185,949 and $164,340, respectively.